Other Operating Expenses	12 Months Ended
Dec. 31, 2024
Statement [LineItems]
Other Operating Expenses
39.	OTHER OPERATING EXPENSES

Composition	12/31/2024	12/31/2023	12/31/2022

Turnover tax	371,504,579	414,076,140	280,286,008
From credit cards	146,103,465	133,696,772	116,567,951
Other adjustments and interests for miscellaneous obligations	35,606,343	20,623,862	8,175,687
Charges for other provisions	15,989,118	19,141,651	16,606,387
Deposit guarantee fund contributions	11,989,522	12,429,670	12,972,877
Loss from sale or impairment of property, plant and equipment	11,261,409	3,008,783	3,677,671
Insurance claims	7,559,826	5,596,608	2,956,879
Donations	1,850,815	2,749,231	2,849,966
Taxes	585,211	789,247	5,715,981
Loss from sale or impairment of investment in properties and other non-financial assets	216,751
Charges for administrative, disciplinary and criminal sanctions	432
Other	67,032,766	87,498,982	59,190,525

Total	669,700,237	699,610,946	508,999,932